Severance Indemnities And Pension Plans (Schedule Of Estimated Future Benefit Payments) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2013	¥ 80,353
For the fiscal year ending March 31, 2014	82,786
For the fiscal year ending March 31, 2015	84,872
For the fiscal year ending March 31, 2016	86,120
For the fiscal year ending March 31, 2017	87,102
Thereafter (for the fiscal year ending March 31, 2018-2022)	434,603
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2013	6,876
For the fiscal year ending March 31, 2014	7,614
For the fiscal year ending March 31, 2015	7,976
For the fiscal year ending March 31, 2016	8,780
For the fiscal year ending March 31, 2017	9,244
Thereafter (for the fiscal year ending March 31, 2018-2022)	59,505
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2013	1,310
For the fiscal year ending March 31, 2014	1,409
For the fiscal year ending March 31, 2015	1,493
For the fiscal year ending March 31, 2016	1,581
For the fiscal year ending March 31, 2017	1,667
Thereafter (for the fiscal year ending March 31, 2018-2022)	¥ 9,069